Cover	12 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	true
Document Financial Statement Restatement Recovery Analysis [Flag]	true
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	International Financial Reporting Standards
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	DIGI POWER X INC.
Entity Central Index Key	0001854368
Entity File Number	001-40527
Entity Incorporation, State or Country Code	Z4
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	110 Yonge Street
Entity Address, Address Line Two	Suite 1601
Entity Address, Address Line Three	Toronto
Entity Address, City or Town	Ontario
Entity Address, Country	CA
Entity Address, Postal Zip Code	M5C 1T4
Entity Listings [Line Items]
Title of 12(b) Security	Subordinate Voting Shares
Trading Symbol	DGXX
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	33,011,600
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Michel Amar
Contact Personnel Fax Number	michel@digihostblockchain.com
Entity Address, Address Line One	110 Yonge Street
Entity Address, Address Line Two	Suite 1601
Entity Address, Address Line Three	Toronto
Entity Address, City or Town	Ontario
Entity Address, Country	CA
Entity Address, Postal Zip Code	M5C 1T4
Entity Phone Fax Numbers [Line Items]
City Area Code	(818)
Local Phone Number	280-9758